Share Capital	9 Months Ended
Jan. 31, 2025
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
9.
SHARE CAPITAL
a)
Authorized:

Unlimited common shares without par value.

b)
Share capital transactions:

2024 Transactions

During the year ended April 30, 2024, the Company issued 1,265,000 Common Shares in an underwritten public offering, including 165,000 Common Shares issued pursuant to the full exercise by the underwriter of its over-allotment option. The public offering price for each Common Share, before the underwriter's discount and commissions, was U.S.$1.00.

During the year ended April 30, 2024, the Company established an at-the-market equity offering facility with Clear Street LLC ("ATM Facility"), replacing its previous at-the-market equity offering facility with Jefferies LLC, which was terminated on February 1, 2024. An Open Market Sales Agreement ("ATM Agreement") was entered into with Clear Street LLC, as sole sales agent ("Agent") on February 23, 2024. On February 23, 2024, in connection with the ATM Facility, the Company filed a prospectus supplement permitting the sales of Common Shares having an aggregate gross sales price of up to U.S.$60.0 million. On July 29, 2024, the Company filed an amendment to the prospectus supplement to reduce the aggregate gross sales price of Common Shares under the ATM Facility to U.S.$8.8 million. During the year ended April 30, 2024, 629,240 Common Shares were sold under the ATM Facility with proceeds net of commissions of $1.8 million.

2025 Transactions

During the three months ended July 31, 2024, the Company sold 357,760 Common Shares under the ATM Facility with proceeds net of commissions of $0.5 million.

During the three months ended October 31, 2024, the Company sold 1,588,539 Common Shares under the ATM Facility with proceeds net of commissions of $1.4 million.

During the three months ended January 31, 2025, the Company sold 10,980,551 Common Shares under the ATM Facility with proceeds net of commissions of $10.1 million.

c)
Options

The following table summarizes stock option awards during the nine months ended January 31, 2025 and the year ended April 30, 2024, including the grant date fair value determined using the Black-Scholes option pricing model:

				Black-Scholes Option Pricing Model Inputs
Grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
January 19, 2024(1)	240,000	1.48	Directors	1.48(2)	0%	77%	3.64%	5.0 years	$0.4 million
January 4, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
January 23, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
March 1, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
March 15, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
April 2, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
May 8, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
June 11, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
August 8, 2023(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
November 13, 2023(1)	8,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$12 thousand
January 1, 2024(1)	12,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$18 thousand
February 1, 2024(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
February 19, 2024(1)	12,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$18 thousand
February 20, 2024(1)	4,000	1.47	Employees	1.47(2)	0%	77%	3.68%	10 years	$6 thousand
September 18, 2023(1)	204,767	0.86	Executives	0.86(2)	0%	77%	2.88%	10 years	$0.2 million
August 3, 2024(1)	595,000	0.86	Executives	0.86(2)	0%	77%	2.88%	10 years	$0.6 million

(1)
Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
(2)
Priced in U.S. dollars

Expected volatility of options granted is based on the historical volatility of the Company from January 1, 2019 to the option grant date.

During the nine months ended January 31, 2025 the Company has recorded $0.4 million (2024 - $1.3 million) of share-based payments expense.

The changes in the stock options for the nine months ended January 31, 2025 and the year ended April 30, 2024 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2023 (outstanding)	1,891,128	7.40	3.39
Granted	300,000	1.25	—
Expired	(564,195)	7.15	—
Forfeited	(105,566)	4.15	—
Balance, April 30, 2024 (outstanding)	1,521,367	5.90	4.28
Granted	799,767	1.24	—
Expired	(26,581)	14.10	—
Forfeited	(181,971)	1.00	—
Balance, January 31, 2025 (outstanding)	2,112,582	5.41	4.79
Unvested	(723,417)	1.39	8.88
Exercisable, January 31, 2025	1,389,165	7.50	2.66

Details of the options outstanding as of January 31, 2025 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
September 1, 2025	8.50	0.58	220,000	—	220,000
January 6, 2026	20.30	0.93	142,000	—	142,000
January 2, 2026	6.89	0.92	5,650	—	5,650
January 7, 2027	7.94	1.93	235,000	—	235,000
January 13, 2027	8.30	1.95	16,000	—	16,000
May 15, 2027	5.79	2.28	64,000	—	64,000
February 19, 2027(1)	5.89	2.05	7,265	—	7,265
February 19, 2028(1)	5.89	3.05	475,452	—	475,452
January 19, 2034(2)	2.13	3.97	212,225	73,333	138,892
January 4, 2033(3)	2.11	7.93	8,000	4,167	3,833
January 23, 2033(3)	2.11	7.98	8,000	4,167	3,833
March 1, 2033(3)	2.11	8.08	8,000	4,500	3,500
April 2, 2033(3)	2.11	8.17	4,000	2,333	1,667
May 8, 2033(3)	2.11	8.27	4,000	2,417	1,583
June 11, 2033(3)	2.11	8.36	8,000	5,000	3,000
August 8, 2033(3)	2.11	8.52	4,000	2,667	1,333
November 13, 2033(3)	2.11	8.79	8,000	5,833	2,167
January 1, 2034(3)	2.11	8.92	12,000	12,000	—
February 1, 2034(3)	2.11	9.01	4,000	4,000	—
February 19, 2034(3)	2.11	9.06	8,000	8,000	—
August 2, 2034(4)	1.24	9.51	658,990	595,000	63,990
Balance, January 1, 2025 (outstanding)	5.41	4.79	2,112,582	723,417	1,389,165

(1)
Exercise price of US $4.10 The figure in the table above is translated at the January 31, 2025 rate.
(2)
Exercise price of US $1.48 The figure in the table above is translated at the January 31, 2025 rate.
(3)
Exercise price of US $1.47 The figure in the table above is translated at the January 31, 2025 rate.
(4)
Exercise price of US $0.86 The figure in the table above is translated at the January 31, 2025 rate.

d)
Finder’s Warrants

Details of the finder’s warrants outstanding as of January 31, 2025 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	24.14	1.01	130,111
December 8, 2028(2)	1.44	3.85	56,650

(1)
Exercise price of US $16.81. The figure in the table above is translated at the January 31, 2025 rate.
(2)
Exercise price of US $1.00. The figure in the table above is translated at the January 31, 2025 rate.